Net gains (losses) from investment activities	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) from investment activities	Net gains (losses) from investment activities
The table below summarizes the net gains (losses) from investment activities:

For the years ended December 31,	2024				2023
	Net realized gains (losses)	Net unrealized gains (losses)	Credit Losses	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit losses	Total
Asset Management
Debt securities:
Corporate	$—	$—	$—	$—	$(2,950)	$—	$—	$(2,950)
Equity securities	338	(1,573)	—	(1,235)	82	(271)	—	(189)
Contingent value right	—	—	—	—	2,950	—	—	2,950
Debt obligation	—	(296)	—	(296)	—	85	—	85
Net gains (losses) from investment activities - Asset Management	338	(1,869)	—	(1,531)	82	(186)	—	(104)
Investments of consolidated VIEs	—	—	—	—	(53)	544	—	491
Notes payable of consolidated VIEs	—	—	—	—	—	(731)	—	(731)
Net gains (losses) from investment activities - Asset Management including consolidated VIEs	$338	$(1,869)	$—	$(1,531)	$29	$(373)	$—	$(344)

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$(5)	$(10)	$—	$(15)	$(2)	$77	$—	$75
Other government and agency	—	(18)	—	(18)	—	8	—	8
Corporate	(165)	(3,710)	—	(3,875)	1	6,723	—	6,724
Asset and mortgage- backed securities	(158)	4,041	—	3,883	433	8,188	—	8,621
Corporate loans	110	(594)	—	(484)	(84)	687	—	603
Mortgage loans	—	—	(4,693)	(4,693)	4	(2)	(996)	(994)
Equity securities	(3)	785	—	782	(133)	1,063	—	930
Other invested assets	2	(4,255)	462	(3,791)	14	91	174	279
Net gains (losses) from investment activities - Insurance Solutions	(219)	(3,761)	(4,231)	(8,211)	233	16,835	(822)	16,246
Investments of consolidated VIEs	107	(3,177)	—	(3,070)	1,116	(2,303)	—	(1,187)
Net gains (losses) from investment activities - Insurance Solutions including consolidated VIEs	$(112)	$(6,938)	$(4,231)	$(11,281)	$1,349	$14,532	$(822)	$15,059
Note 4. Net gains (losses) from investment activities
The table below summarizes the net gains (losses) from investment activities:

For the three months ended September 30,	2025				2024
	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total
Asset Management
Equity securities	$299	$1,041	$—	$1,340	$62	$(315)	$—	$(253)
Derivatives	—	2	—	2	—	—	—	—
Debt obligation	—	—	—	—	—	281	—	281
Net gains (losses) from investment activities — Asset Management	$299	$1,043	$—	$1,342	$62	$(34)	$—	$28

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$—	$13	$—	$13	$—	$7	$—	$7
Other government and agency	—	208	—	208	—	183	—	183
Corporate	(706)	3,645	—	2,939	—	6,589	—	6,589
Asset and mortgage- backed securities	(361)	478	—	117	(222)	(156)	—	(378)
Corporate loans	—	(96)	—	(96)	156	(276)	—	(120)
Mortgage loans	—	—	544	544	—	—	(1,361)	(1,361)
Equity securities	—	(24)	—	(24)	—	122	—	122
Other invested assets	—	40	34	74	7	10	180	197
Net gains (losses) from investment activities — Insurance Solutions	$(1,067)	$4,264	$578	$3,775	$(59)	$6,479	$(1,181)	$5,239
Investments of consolidated VIEs	73	(1,405)	—	(1,332)	346	(977)	—	(631)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(994)	$2,859	$578	$2,443	$287	$5,502	$(1,181)	$4,608

For the nine months ended September 30,	2025				2024
	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total
Asset Management
Equity securities	$380	$1,329	$—	$1,709	$207	$(1,314)	$—	$(1,107)
Derivatives	—	2	—	2	—	—	—	—
Debt obligation	—	1,339	—	1,339	—	21	—	21
Net gains (losses) from investment activities — Asset Management	$380	$2,670	$—	$3,050	$207	$(1,293)	$—	$(1,086)

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$(4)	$75	$—	$71	$(5)	$36	$—	$31
Other government and agency	—	205	—	205	—	143	—	143
Corporate	(1,773)	5,881	—	4,108	—	2,491	—	2,491
Asset and mortgage- backed securities	(613)	294	—	(319)	(142)	3,117	—	2,975
Corporate loans	—	1,330	—	1,330	177	(996)	—	(819)
Mortgage loans	—	—	260	260	—	—	(2,586)	(2,586)
Equity securities	(246)	74	—	(172)	(3)	434	—	431
Other invested assets	(755)	4,257	100	3,602	7	(46)	545	506
Net gains (losses) from investment activities — Insurance Solutions	$(3,391)	$12,116	$360	$9,085	$34	$5,179	$(2,041)	$3,172
Investments of consolidated VIEs	310	(2,194)	—	(1,884)	945	(2,004)	—	(1,059)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(3,081)	$9,922	$360	$7,201	$979	$3,175	$(2,041)	$2,113